Putnam VT Diversified Income Fund
The fund's portfolio
3/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (81.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$19,358	$20,675
5.00%, with due dates from 5/20/49 to 3/20/50	140,922	149,505
3.50%, with due dates from 9/20/49 to 11/20/49	165,260	167,067

		337,247
U.S. Government Agency Mortgage Obligations (81.0%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	41,223	43,340
4.50%, 5/1/49	11,351	11,906
Uniform Mortgage-Backed Securities
5.50%, TBA, 4/1/52	1,000,000	1,058,700
4.50%, TBA, 5/1/52	2,000,000	2,066,563
4.50%, TBA, 4/1/52	2,000,000	2,074,688
4.00%, TBA, 5/1/52	29,000,000	29,487,125
4.00%, TBA, 4/1/52	27,000,000	27,554,780
3.50%, TBA, 5/1/52	8,000,000	7,984,375
3.50%, TBA, 4/1/52	35,000,000	35,062,892
3.00%, TBA, 5/1/52	4,000,000	3,904,375
3.00%, TBA, 4/1/52	15,000,000	14,675,391
2.00%, TBA, 4/1/52	7,000,000	6,496,984

		130,421,119

Total U.S. government and agency mortgage obligations (cost $132,417,772)		$130,758,366

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.25%, 6/30/25(i)	$143,000	$132,936

Total U.S. treasury obligations (cost $132,936)		$132,936

MORTGAGE-BACKED SECURITIES (42.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (23.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.803%, 12/15/47	$630,231	$89,997
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 9/25/50	2,800,739	502,284
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.703%, 8/15/56	2,091,844	384,941
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.703%, 4/15/47	542,834	93,634
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 8/25/50	4,027,510	670,500
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 7/25/50	2,732,440	427,749
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 1/25/50	2,208,793	299,384
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	2,845,775	536,257
REMICs Ser. 4991, Class IE, IO, 5.00%, 7/25/50	6,861,465	1,226,761
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	320,252	56,300
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	3,932,061	779,712
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	3,051,730	479,736
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	2,499,005	494,373
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,229,449	406,394
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	2,537,915	491,125
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,242,116	600,882
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	409,893	72,923
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	201,862	28,562
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	384,623	39,272
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,950,064	666,242
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	293,930	46,173
REMICs Ser. 4425, IO, 4.00%, 1/15/45	869,746	123,939
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	765,390	144,476
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	258,456	41,523
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	248,629	25,152
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	634,877	80,350
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	489,208	54,571
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	328,860	23,254
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	286,928	13,424
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	4,569,686	609,567
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	175,059	2,601
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.394%, 7/25/43(WAC)	607,228	8,380
Federal National Mortgage Association
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.143%, 9/25/43	869,114	138,362
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	747,692	141,421
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 5.943%, 4/25/40	319,293	50,756
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 3/25/48	1,668,150	259,999
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.743%, 6/25/48	2,262,723	306,027
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.743%, 6/25/45	1,798,922	213,208
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.693%, 5/25/47	3,294,801	464,237
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 12/25/46	1,343,697	176,080
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 3/25/50	1,688,380	262,290
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 10/25/49	3,452,573	486,914
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 8/25/49	1,471,673	172,155
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	58,038	9,713
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,242,708	222,134
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.493%, 2/25/43	792,039	127,816
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	182,939	29,233
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	1,334,563	241,776
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	5,398,308	937,582
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	2,235,635	455,622
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,046,176	516,815
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	139,902	27,337
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	161,508	2,956
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	4,733,910	839,322
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	220,614	12,872
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	872,658	112,785
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	467,471	65,100
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	350,994	40,538
REMICs Ser. 22-1, Class GI, IO, 3.00%, 2/25/52	5,323,071	645,422
REMICs Ser. 20-85, Class PI, IO, 3.00%, 12/25/50	4,880,289	786,947
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	139,926	1,373
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	6,566,858	996,908
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	474,321	4,743
Government National Mortgage Association
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.851%, 6/20/51	2,246,809	316,306
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.851%, 5/20/51	3,180,044	464,155
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.851%, 4/20/51	2,587,781	325,151
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.851%, 9/20/50	2,846,219	470,312
FRB Ser. 21-116, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.769%, 11/20/47	3,139,284	686,326
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 5.731%, 4/20/44	1,698,929	256,487
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 7/20/50	2,779,990	467,874
IFB Ser. 18-139, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 10/20/48	1,576,069	177,095
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 9/20/43	307,008	44,000
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.669%, 7/16/43	186,496	25,127
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 4/20/50	2,830,506	421,560
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 8/20/49	4,809,977	591,098
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 7/20/49	2,079,239	247,076
IFB Ser. 19-89, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 7/20/49	3,051,915	360,820
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 2/20/50	237,590	24,203
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 1/20/50	1,482,272	199,451
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 12/20/49	1,292,291	169,544
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 8/20/49	95,825	11,160
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 6/20/49	111,372	11,613
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.551%, 8/20/43	2,412,326	326,006
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.151%, 8/20/44	746,130	90,246
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	386,129	76,291
Ser. 16-42, IO, 5.00%, 2/20/46	614,526	110,987
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	389,127	55,293
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,100,064	211,521
Ser. 14-76, IO, 5.00%, 5/20/44	330,055	62,765
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	352,122	71,410
Ser. 12-146, IO, 5.00%, 12/20/42	556,878	112,289
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	181,447	34,880
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	273,521	51,741
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,200,034	237,751
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	686,411	136,239
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,063,664	197,479
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	224,426	42,054
Ser. 20-61, IO, 4.50%, 5/20/50	5,696,478	1,040,680
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,513,771	232,951
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	534,294	89,151
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	789,973	129,917
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	177,504	11,702
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	71,557	4,897
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	436,200	79,109
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	500,752	77,337
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	504,819	86,860
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	536,225	85,546
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	254,524	45,738
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	327,748	61,797
Ser. 20-78, Class DI, IO, 4.00%, 6/20/50	3,864,581	424,387
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,375,074	222,212
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	932,930	155,889
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	482,219	56,323
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	304,615	13,129
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	316,164	47,258
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	971,928	85,664
Ser. 21-156, IO, 3.50%, 7/20/51	3,797,731	649,327
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	3,059,834	439,600
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	5,551,541	875,478
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	393,587	38,162
Ser. 13-76, IO, 3.50%, 5/20/43	639,670	84,808
Ser. 13-28, IO, 3.50%, 2/20/43	182,956	18,120
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	254,283	27,206
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	457,513	49,951
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	178,240	20,560
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	669,390	106,507
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	831,306	127,009
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	966,388	146,823
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	323,335	7,469
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	3,712,163	457,090
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,726,807	456,236
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	6,785,088	828,119
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	3,084,804	331,660
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	1,453,994	193,918
Ser. 18-H05, Class BI, IO, 2.374%, 2/20/68(WAC)	2,265,463	157,166
Ser. 17-H16, Class JI, IO, 2.331%, 8/20/67(WAC)	2,737,026	187,315
Ser. 17-H08, Class NI, IO, 2.33%, 3/20/67(WAC)	2,533,545	131,238
Ser. 18-H05, Class AI, IO, 2.261%, 2/20/68(WAC)	1,940,241	134,604
Ser. 17-H12, Class QI, IO, 2.251%, 5/20/67(WAC)	1,870,467	93,542
Ser. 17-H06, Class BI, IO, 2.245%, 2/20/67(WAC)	1,969,116	128,851
Ser. 16-H16, Class EI, IO, 2.199%, 6/20/66(WAC)	1,711,137	100,957
Ser. 17-H11, Class TI, IO, 2.193%, 4/20/67(WAC)	1,499,994	114,750
Ser. 18-H03, Class XI, IO, 2.135%, 2/20/68(WAC)	2,138,611	136,657
Ser. 16-H22, Class AI, IO, 2.13%, 10/20/66(WAC)	2,139,487	109,223
Ser. 17-H02, Class BI, IO, 2.11%, 1/20/67(WAC)	1,840,927	98,957
Ser. 16-H23, Class NI, IO, 2.097%, 10/20/66(WAC)	6,547,983	330,018
Ser. 16-H03, Class DI, IO, 2.04%, 12/20/65(WAC)	2,333,176	122,856
Ser. 16-H24, Class JI, IO, 1.979%, 11/20/66(WAC)	2,081,296	128,130
Ser. 16-H17, Class KI, IO, 1.887%, 7/20/66(WAC)	1,105,239	61,134
Ser. 17-H16, Class IB, IO, 1.867%, 8/20/67(WAC)	2,279,726	116,638
Ser. 17-H11, Class DI, IO, 1.846%, 5/20/67(WAC)	1,789,400	109,880
Ser. 15-H25, Class EI, IO, 1.844%, 10/20/65(WAC)	1,866,968	96,522
Ser. 17-H09, IO, 1.835%, 4/20/67(WAC)	2,446,366	107,926
Ser. 17-H10, Class MI, IO, 1.833%, 4/20/67(WAC)	3,389,022	148,778
Ser. 15-H10, Class BI, IO, 1.814%, 4/20/65(WAC)	1,572,188	90,715
FRB Ser. 15-H08, Class CI, IO, 1.793%, 3/20/65(WAC)	1,207,094	60,234
Ser. 16-H09, Class BI, IO, 1.756%, 4/20/66(WAC)	3,099,305	202,075
Ser. 15-H23, Class BI, IO, 1.751%, 9/20/65(WAC)	2,641,716	126,538
Ser. 15-H24, Class AI, IO, 1.75%, 9/20/65(WAC)	2,108,449	91,144
Ser. 16-H03, Class AI, IO, 1.727%, 1/20/66(WAC)	1,799,170	67,750
Ser. 17-H16, Class IG, IO, 1.704%, 7/20/67(WAC)	2,432,585	105,665
Ser. 16-H24, Class CI, IO, 1.691%, 10/20/66(WAC)	1,717,801	86,062
Ser. 16-H14, IO, 1.675%, 6/20/66(WAC)	1,333,680	56,205
Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65(WAC)	3,768,072	175,969
Ser. 13-H08, Class CI, IO, 1.602%, 2/20/63(WAC)	2,218,783	73,442
Ser. 16-H06, Class DI, IO, 1.592%, 7/20/65(WAC)	3,650,671	124,977
Ser. 16-H10, Class AI, IO, 1.548%, 4/20/66(WAC)	3,563,180	114,139
Ser. 16-H02, Class HI, IO, 1.539%, 1/20/66(WAC)	2,572,894	80,532
Ser. 14-H21, Class BI, IO, 1.53%, 10/20/64(WAC)	2,277,716	91,564
Ser. 16-H06, Class CI, IO, 1.406%, 2/20/66(WAC)	3,715,082	93,278

		37,419,212
Commercial mortgage-backed securities (8.0%)
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	261,000	192,909
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	300,988	15,049
Ser. 05-PWR7, Class B, 4.883%, 2/11/41(WAC)	140,202	138,969
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	420,000	341,394
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.555%, 2/10/50(WAC)	174,000	164,662
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	413,000	319,335
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	817,972
FRB Ser. 11-C2, Class E, 5.124%, 12/15/47(WAC)	326,000	324,566
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	204,561	204,292
FRB Ser. 14-CR16, Class C, 4.911%, 4/10/47(WAC)	133,000	131,562
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.768%, 6/10/47(WAC)	116,000	107,607
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	189,011
FRB Ser. 13-CR9, Class D, 4.278%, 7/10/45(WAC)	289,000	223,240
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.761%, 4/15/50(WAC)	307,000	242,231
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46(WAC)	237,000	222,575
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	195,000	195,419
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	265,000	246,635
GS Mortgage Securities Trust 144A
FRB Ser. 12-GCJ7, Class D, 5.561%, 5/10/45(WAC)	180,000	167,400
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	599,000	412,003
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.794%, 2/15/47(WAC)	787,000	462,745
FRB Ser. C14, Class D, 4.549%, 8/15/46(WAC)	350,000	225,142
FRB Ser. 14-C18, Class E, 4.294%, 2/15/47(WAC)	381,000	154,674
FRB Ser. 14-C25, Class D, 3.942%, 11/15/47(WAC)	194,000	147,000
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	352,720
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	291,000	261,769
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.165%, 4/15/46(WAC)	408,000	334,671
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.525%, 2/15/46(WAC)	401,000	60,069
FRB Ser. 11-C4, Class C, 5.398%, 7/15/46(WAC)	76,743	77,785
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	715,000	530,796
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.704%, 12/15/49(WAC)	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46(WAC)	750,000	52,737
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50(WAC)	347,000	323,003
FRB Ser. 13-C10, Class D, 4.075%, 7/15/46(WAC)	478,000	297,162
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	245,224
Ser. 14-C19, Class D, 3.25%, 12/15/47	240,000	218,580
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	92,522	87,470
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 4.207%, 3/25/50	577,000	555,056
FRB Ser. 19-01, Class M10, 3.707%, 10/15/49	352,000	333,008
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	5
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	490,000	10,535
Wells Fargo Commercial Mortgage Trust FRB Ser. 16-NXS5, Class D, 4.984%, 1/15/59(WAC)	303,000	288,368
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.305%, 7/15/46(WAC)	513,000	292,261
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	116,800
Ser. 16-C33, Class D, 3.123%, 3/15/59	423,000	368,265
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 4.888%, 6/15/44(WAC)	1,331,000	659,377
FRB Ser. 12-C7, Class E, 4.779%, 6/15/45(WAC)	875,000	123,375
FRB Ser. 13-C15, Class D, 4.506%, 8/15/46(WAC)	1,231,000	803,344
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,626,000	350,571
FRB Ser. 12-C10, Class D, 4.412%, 12/15/45(WAC)	694,000	486,383

		12,875,726
Residential mortgage-backed securities (non-agency) (11.4%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.729%, 11/27/36(WAC)	303,192	242,554
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 2.549%, 10/25/35(WAC)	187,515	167,585
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 5.207%, 10/25/27 (Bermuda)	220,000	222,406
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.637%, 11/25/47	131,696	117,276
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.807%, 3/25/37	589,912	542,524
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.206%, 6/25/46(WAC)	631,254	678,914
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 1.641%, 9/25/35	303,943	281,762
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 1.107%, 11/20/35	186,335	179,697
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.081%, 6/25/46	200,756	185,643
FRB Ser. 05-65CB, Class 2A1, (1 Month US LIBOR + 0.43%), 0.882%, 12/25/35	343,510	251,467
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.837%, 8/25/46	141,884	123,683
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.837%, 8/25/46	206,707	197,714
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.837%, 8/25/46	1,012,329	902,503
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.667%, 4/25/47	100,869	85,522
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.457%, 7/25/28	1,022,080	1,124,571
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.807%, 4/25/28	518,162	523,262
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 9.257%, 3/25/28	323,963	333,653
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 8.007%, 12/25/27	417,115	428,448
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.607%, 11/25/28	323,467	341,577
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (1 Month US LIBOR + 4.50%), 4.957%, 2/25/24	160,207	163,501
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.457%, 10/25/48	333,000	364,125
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.957%, 3/25/49	152,000	160,678
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.457%, 8/25/50	135,000	162,591
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.807%, 6/25/50	237,000	278,475
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.607%, 7/25/49	104,000	106,682
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 8.207%, 9/25/48	389,000	396,820
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	243,343
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.707%, 10/25/48	163,000	164,834
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.557%, 3/25/50	111,248	111,670
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.107%, 1/25/49	200,216	200,725
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.907%, 3/25/49	83,975	83,975
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.757%, 10/25/48	110,600	110,333
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.707%, 9/25/28	967,999	1,087,438
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 12.207%, 10/25/28	496,823	558,866
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 12.207%, 8/25/28	271,223	297,392
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 11.207%, 1/25/29	89,607	96,354
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.157%, 4/25/28	553,452	592,015
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.007%, 4/25/28	72,117	74,800
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.957%, 9/25/29	405,000	433,955
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.457%, 7/25/25	704	705
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.307%, 10/25/29	407,000	425,830
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.957%, 12/25/30	451,000	462,349
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.907%, 5/25/30	22,000	22,467
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.907%, 2/25/30	30,000	31,125
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.707%, 1/25/31	620,000	621,208
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.457%, 5/25/25	8,266	8,363
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 4.007%, 7/25/30	120,000	118,800
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.457%, 10/25/29	533,268	543,843
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 3.307%, 11/25/29	189,184	192,481
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 4.599%, 1/25/42	148,000	139,675
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.557%, 9/25/31	505,000	509,347
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 4.107%, 2/25/40	276,000	271,700
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.707%, 1/25/40	155,000	144,188
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.817%, 5/25/36	518,906	159,785
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.767%, 5/25/37	141,018	113,115
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.969%, 5/19/35	180,942	73,877
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.857%, 6/25/37	220,786	105,236
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	176,523	165,728
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 1.252%, 8/25/35	52,312	50,839
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 0.777%, 1/25/37	246,918	232,949
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.637%, 1/25/37	225,045	213,125
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	200,745
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (1 Month US LIBOR + 0.17%), 0.627%, 7/25/47	129,029	105,630
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.70%), 1.157%, 12/25/45	374,436	359,151
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (1 Month US LIBOR + 0.30%), 0.757%, 5/25/36	449,967	389,449

		18,281,043

Total mortgage-backed securities (cost $81,581,032)		$68,575,981

CORPORATE BONDS AND NOTES (17.6%)(a)
		Principal amount	Value
Basic materials (1.3%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		$34,000	$33,771
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		76,000	79,741
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		40,000	38,842
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		60,000	55,875
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		95,000	94,155
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		410,000	439,725
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		91,000	92,147
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		48,000	47,520
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	152,487
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		$50,000	51,125
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		50,000	50,232
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		240,000	268,762
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		170,000	172,125
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		20,000	19,700
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	82,733
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$95,000	88,383
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	30,525
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		15,000	14,475
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		15,000	13,720
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		21,000	20,388
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		35,000	32,988
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		90,000	88,200
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		90,000	83,046
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		65,000	63,599

			2,114,264
Capital goods (0.8%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		75,000	75,188
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		58,000	60,061
Gestamp Automocion SA company guaranty notes Ser. REGS, 3.25%, 4/30/26 (Spain)	EUR	100,000	107,771
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		$15,000	14,175
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		20,000	18,400
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		40,000	38,200
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		30,000	27,649
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		100,000	103,750
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		78,000	76,645
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		20,000	18,650
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		95,000	90,013
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		210,000	203,932
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		132,000	136,320
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		123,000	122,078
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		100,000	93,727
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		65,000	60,773
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		21,000	19,165

			1,266,497
Communication services (1.9%)
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	64,029
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		382,000	382,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		50,000	48,012
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	46,915
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		38,000	34,485
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		68,000	64,403
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		98,000	98,124
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		200,000	194,112
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		74,000	72,798
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		25,000	24,838
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 7.375%, 7/1/28		95,000	90,013
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		66,000	56,205
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		55,000	52,044
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		30,000	28,575
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		165,000	158,958
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		75,000	74,498
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		90,000	86,400
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		560,000	525,000
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		29,000	29,047
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		71,000	66,834
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		30,000	27,540
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		106,000	122,821
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		105,000	118,525
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		93,000	98,813
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		40,000	40,154
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		55,000	55,321
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	58,560
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		16,000	16,429
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		45,000	41,073
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	117,902
Ziggo BV company guaranty sr. bonds Ser. REGS, 2.875%, 1/15/30 (Netherlands)	EUR	150,000	151,211

			3,045,639
Consumer cyclicals (2.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		$55,000	51,081
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	43,231
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		45,000	41,963
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		5,000	4,648
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		10,000	9,313
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		85,000	87,550
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	13,697
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		45,000	47,250
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		60,000	54,900
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	44,775
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		90,000	84,150
Carnival Corp. 144A sr. unsec. notes 7.625%, 3/1/26		13,000	13,085
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		90,000	85,830
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		38,000	38,380
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		85,000	84,788
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	20,925
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		70,000	65,372
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		65,000	64,297
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		90,000	84,038
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		50,000	46,913
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		200,000	188,340
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		95,000	97,138
Gap, Inc. (The) 144A company guaranty sr. unsec. bonds 3.875%, 10/1/31		95,000	82,755
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		110,000	103,263
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		15,000	14,063
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	91,350
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		152,931	157,901
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	100,539
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$47,000	43,041
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		49,000	49,919
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	35,263
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		30,000	26,963
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		70,000	69,096
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	149,144
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	19,582
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		80,000	76,302
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		25,000	24,625
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		70,000	68,775
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		8,000	8,043
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		75,000	70,875
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		49,000	49,245
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		65,000	65,468
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		35,000	34,913
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		45,000	41,170
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		95,000	92,967
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		232,000	257,203
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		55,000	56,375
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		141,000	132,188
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		30,000	26,568
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		17,000	16,533
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		85,000	69,273
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		45,000	40,125
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		90,000	81,900
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		100,000	95,000
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		95,000	99,156
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	47,036
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		35,000	30,625
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,563
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		95,000	90,106
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	88,650
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		90,000	90,338
Verisure Holding AB company guaranty sr. notes Ser. REGS, 3.25%, 2/15/27 (Sweden)	EUR	300,000	312,258
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		$130,000	117,325
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		90,000	85,283
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		56,000	54,180
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		97,000	91,301
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	31,130

			4,669,042
Consumer staples (1.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		65,000	58,632
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	60,480
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	75,800
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	29,213
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		320,000	288,790
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	13,782
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		105,000	106,470
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	52,000
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		93,000	99,141
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		52,000	51,264
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	70,000
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		70,000	65,100
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	250,000	272,801
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		$28,000	27,864
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		25,000	22,361
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		125,000	117,134
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		50,000	48,438
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		40,000	37,978
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	115,000	137,886
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$30,000	31,463
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		164,000	180,777
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		16,000	17,067
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		85,000	85,531
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		48,000	49,582
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 1/15/32		540,000	503,550
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		54,000	56,700
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		95,000	99,513
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		35,000	33,316
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		20,000	20,045
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		45,000	41,033
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		45,000	44,128

			2,797,839
Energy (4.7%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		55,000	59,517
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		6,000	6,615
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		327,000	329,453
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	32,607
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		45,000	47,700
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		35,000	35,700
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		465,000	467,325
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		75,000	72,704
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		5,000	4,550
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		65,000	64,106
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		76,000	77,049
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		95,000	103,911
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		100,000	89,175
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		35,000	40,390
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		213,000	219,239
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		169,000	174,704
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		41,000	41,820
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	10,323
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		90,000	89,941
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		25,000	23,590
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		102,000	104,647
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		144,000	136,619
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		56,689	59,042
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		35,000	35,875
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		93,000	103,230
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		555,000	651,950
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		160,000	196,149
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		60,000	70,984
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		160,000	164,835
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	200,053
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	288,575
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)		257,000	220,532
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	453,600
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	177,450
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		746,000	755,325
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	36,558
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		1,110,000	969,863
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		15,000	15,225
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	70,035
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		42,000	42,039
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		20,000	20,566
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		162,000	167,173
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		147,000	146,816
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		278,000	282,506
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		185,000	187,313
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		28,290	28,219
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		42,000	42,378

			7,617,976
Financials (2.1%)
Aedas Homes Opco SLU company guaranty sr. notes Ser. REGS, 4.00%, 8/15/26 (Spain)	EUR	150,000	163,472
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		$25,000	24,047
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	100,000	103,913
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		$155,000	132,913
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		30,000	25,575
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		30,000	26,588
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		45,000	44,831
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		35,000	32,453
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		30,000	29,775
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		55,000	52,044
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		87,000	88,740
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		20,000	19,629
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		113,000	103,678
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	209,000
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		75,000	75,938
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		120,000	120,980
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		980,000	928,550
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		124,000	116,948
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		20,000	19,925
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		95,000	90,606
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		170,000	162,131
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		77,000	74,020
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		30,000	27,750
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		40,000	42,142
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	53,445
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		122,000	118,532
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		90,000	89,100
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		85,000	79,475
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		160,000	157,322
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	94,525	121,822
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		$300,000	30,000

			3,365,344
Health care (1.2%)
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		44,000	44,165
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	72,499
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		70,000	57,400
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		40,000	31,160
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		50,000	47,875
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		45,000	41,331
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		45,000	42,356
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	42,413
Chrome Bidco SASU company guaranty sr. notes Ser. REGS, 3.50%, 5/31/28 (France)	EUR	150,000	159,990
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		$10,000	10,125
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		35,000	35,613
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		85,000	77,099
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		105,000	112,615
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		40,000	36,300
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		45,000	44,663
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	193,750
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		85,000	80,325
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		20,000	18,750
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		50,000	47,750
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		130,000	132,287
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		35,000	31,531
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		35,000	32,562
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		23,000	23,099
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		195,000	195,917
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		190,000	191,663
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		80,000	76,700

			1,879,938
Technology (0.5%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		30,000	27,986
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		30,000	27,731
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		60,000	60,695
Condor Merger Sub., Inc. 144A sr. unsec. notes 7.375%, 2/15/30		105,000	100,720
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		66,000	60,555
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		43,000	43,682
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		106,000	102,074
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		75,000	75,895
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		40,000	40,350
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		70,000	64,750
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		50,000	46,476
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		95,000	89,538
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		105,000	95,973

			836,425
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		95,000	94,644
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		95,000	95,713
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		35,000	33,283
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		35,000	34,429

			258,069
Utilities and power (0.3%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		43,000	36,655
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		24,000	23,454
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	33,529
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		22,000	22,110
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		75,000	73,161
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	9,200
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		13,000	11,635
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		70,000	61,600
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		40,000	39,089
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		90,000	85,521
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		25,000	23,993
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	38,610

			458,557

Total corporate bonds and notes (cost $29,707,325)			$28,309,590

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.2%)(a)
		Principal amount	Value
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		$750,000	$811,897
Cote d'Ivoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'Ivoire)		1,590,000	1,532,363
Cote d'Ivoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Cote d'Ivoire)		545,264	533,677
Cote d'Ivoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Cote d'Ivoire)	EUR	250,000	255,408
Cote d'Ivoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'Ivoire)		$275,000	272,594
Cote d'Ivoire (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Cote d'Ivoire)	EUR	245,000	249,677
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		$260,000	261,950
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		185,000	167,194
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		485,000	414,675
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		360,000	397,800
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		205,000	210,638
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		270,000	280,125
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		250,000	229,378
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		290,000	253,025
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		670,000	634,838
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana)		1,130,000	952,025
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		1,285,000	1,262,914
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,045,000	1,110,302
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		133,000	167,241
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	233,750
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		211,000	274,302
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		240,000	230,770
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		260,000	260,650
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		664,000	721,748
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	196,749
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		500,000	429,375
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,240,000	1,165,600
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		590,000	395,300
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		320,000	317,281
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	621,007

Total foreign government and agency bonds and notes (cost $15,243,638)			$14,844,253

CONVERTIBLE BONDS AND NOTES (5.9%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	$86,000	$82,603
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	35,000	48,191

		130,794
Communication services (0.4%)
Cable One, Inc. cv. company guaranty sr. unsec. notes 1.125%, 3/15/28	162,000	144,828
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	295,000	265,353
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	30,000	42,285
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	61,000	86,559
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	151,000	150,357

		689,382
Consumer cyclicals (1.0%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	52,000	43,940
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	80,000	72,450
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	66,000	61,007
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	100,000	144,300
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	73,000	83,357
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	67,000	48,140
Expedia Group, Inc. cv. company guaranty sr. unsec. unsub. notes zero %, 2/15/26	141,000	171,498
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	193,000	228,126
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	78,000	63,930
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	60,000	105,864
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	30,000	46,050
NCL Corp, Ltd. cv. company guaranty sr. unsec. notes 5.375%, 8/1/25	30,000	43,350
NCL Corp, Ltd. 144A cv. company guaranty sr. unsec. notes 2.50%, 2/15/27	60,000	57,270
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23	180,000	217,620
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	85,000	88,995
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	139,000	134,620
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	61,000	66,521

		1,677,038
Consumer staples (0.6%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	115,000	111,170
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	68,000	61,693
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	85,000	76,075
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	89,000	72,713
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	148,000	131,498
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	65,000	80,503
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	92,000	73,830
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	66,000	59,070
Upwork, Inc. 144A cv. sr. unsec. notes 0.25%, 8/15/26	87,000	71,036
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	174,000	142,854
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	33,000	37,241

		917,683
Energy (0.4%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	144,000	149,616
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	112,000	265,944
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	57,000	77,606
Sunrun, Inc. cv. sr. unsec. notes zero %, 2/1/26	51,000	40,571
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	83,000	77,829

		611,566
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	87,000	87,957
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	87,000	95,265
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	65,000	52,449

		235,671
Health care (0.8%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	54,000	54,069
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	133,000	151,869
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	200,000	175,800
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	111,000	89,033
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	122,000	106,293
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	47,000	62,299
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	62,000	73,067
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	122,000	124,440
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	107,000	69,617
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	35,000	45,850
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	57,000	80,342
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	110,000	136,263
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	44,000	54,736
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	83,000	70,011

		1,293,689
Technology (2.1%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	47,000	39,433
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	143,000	164,379
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	77,000	101,178
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	68,000	58,004
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	127,000	110,236
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27	85,000	81,069
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	86,000	72,670
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	108,000	136,296
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	77,000	67,144
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	129,000	108,231
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	72,000	89,237
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	27,000	47,790
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	47,000	37,271
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	75,000	72,844
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	97,000	82,329
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	39,000	42,257
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	86,000	89,939
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	47,000	44,092
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	112,000	129,795
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	27,000	58,469
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	159,000	155,025
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	91,000	123,123
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	71,000	149,526
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	58,000	54,491
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	28,000	25,018
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	83,000	103,211
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	99,000	86,081
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	60,000	82,386
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	110,000	93,720
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	246,000	234,930
Spotify USA, Inc. cv. company guaranty sr. unsec. notes zero %, 3/15/26	56,000	47,719
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	218,000	183,011
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	76,000	62,358
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	40,000	51,875
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 2/15/28	49,000	55,523
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	75,000	94,538
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	68,000	76,670
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	31,000	52,747

		3,364,615
Transportation (0.2%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	80,000	109,440
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	103,000	95,835
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	140,000	189,980

		395,255
Utilities and power (0.2%)
NextEra Energy Partners LP 144A cv. company guaranty cv. sr. unsec. notes zero %, 11/15/25	120,000	135,763
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	103,000	112,887

		248,650

Total convertible bonds and notes (cost $9,601,189)		$9,564,343

PURCHASED SWAP OPTIONS OUTSTANDING (2.6%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$15,045,100	$8,425
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	205,249
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	99,851
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	218,308
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	213,551
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	128,412
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	125,573
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	498,389
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	483,622
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		2,490,200	431,079
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	241,237
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	68,204
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	34,143,500	732,892
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	277,553
(0.925)/6 month EUR-EURIBOR-Reuters/Mar-57	Mar-27/0.925	EUR	1,143,800	195,683
0.925/6 month EUR-EURIBOR-Reuters/Mar-57	Mar-27/0.925	EUR	1,143,800	195,088
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	32,394

Total purchased swap options outstanding (cost $2,643,217)				$4,155,510

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Apr-22/$102.47	$25,044,923	$25,000,000	$25

Total purchased options outstanding (cost $—)				$25

SENIOR LOANS (1.6%)(a)(c)
	Principal amount	Value
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	$45,000	$45,520
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 4.25%, 10/19/27	74,063	73,106
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.707%, 7/31/27	24,812	24,277
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	158,205	150,668
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.705%, 4/3/24	109,732	108,040
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	144,638	143,282
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.799%, 8/21/26	68,250	67,022
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	79,200	76,494
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	64,304	63,693
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.756%, 6/4/28	79,600	79,115
Diamond Sports Group, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.25%), 3.79%, 8/24/26	78,005	26,376
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	62,075	61,938
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.981%, 2/4/27	51,949	51,056
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.207%, 10/10/25	83,702	55,383
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	73,875	73,202
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.00%), 4.50%, 1/12/29	71,803	71,354
Filtration Group Corp. bank term loan FRN (1 Month US LIBOR + 3.50%), 4.00%, 10/19/28	9,950	9,826
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	193,050	191,421
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.545%, 12/1/27	74,250	74,064
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	34,217	33,968
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.457%, 5/1/26	8,670	8,606
IRB Holding Corp. bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 3.00%), 3.75%, 12/15/27	34,563	34,332
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	82,424	81,703
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.554%, 2/4/26	24,750	22,476
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	109,175	100,987
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.278%, 6/30/25	22,039	21,936
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	74,625	74,009
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.748%, 4/29/25	70,953	62,438
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	56,250
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	49,625	48,881
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 3.207%, 8/14/24	58,329	58,074
Southwestern Energy Co. bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 2.50%), 3.301%, 6/8/27	54,863	54,725
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 10/1/25	58,510	57,559
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.522%, 5/3/26	94,515	92,389
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.957%, 12/17/26	98,839	97,217
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.006%, 3/28/25	95,993	93,765
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	94,050	92,796
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	85,521	84,595

Total senior loans (cost $2,738,159)		$2,622,543

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$495,000	$493,763

Total asset-backed securities (cost $495,000)		$493,763

COMMON STOCKS (0.1%)(a)
	Shares	Value
iHeartMedia, Inc. Class A(NON)	5,164	$97,754
Oasis Petroleum, Inc.	313	45,792
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	13,272
Tribune Media Co. Class 1C	55,356	554

Total common stocks (cost $149,736)		$157,372

SHORT-TERM INVESTMENTS (27.9%)(a)
		Principal amount/ shares	Value
Interest in $419,437,000 joint tri-party repurchase agreement dated 3/31/2022 with Citigroup Global Markets, Inc. due 4/1/2022 - maturity value of $29,933,258 for an effective yield of 0.310% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 4.500% and due dates ranging from 12/20/2051 to 2/20/2052, valued at $427,850,684)		$29,933,000	$29,933,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(P)	Shares	780,000	780,000
U.S. Treasury Bills 0.418%, 6/16/22(SEGCCS)		$400,000	399,650
U.S. Treasury Bills 0.399%, 6/9/22(SEGSF)(SEGTBA)		3,600,000	3,597,413
U.S. Treasury Bills 0.347%, 6/2/22(SEGSF)(SEGCCS)(SEGTBA)		3,500,000	3,498,032
U.S. Treasury Bills 0.183%, 4/26/22(SEG)(SEGSF)(SEGCCS)		1,200,000	1,199,891
U.S. Treasury Bills 0.056%, 5/19/22(SEGSF)(SEGCCS)		200,000	199,934
U.S. Treasury Bills 0.039%, 4/21/22(SEGSF)(SEGCCS)		1,600,000	1,599,891
U.S. Treasury Cash Management Bills 0.401%, 6/14/22(SEG)(SEGSF)(SEGCCS)		2,600,000	2,597,862
U.S. Treasury Cash Management Bills 0.376%, 6/7/22(SEGSF)(SEGCCS)(SEGTBA)		1,100,000	1,099,258

Total short-term investments (cost $44,904,809)			$44,904,931
TOTAL INVESTMENTS

Total investments (cost $319,614,813)			$304,519,613

	FORWARD CURRENCY CONTRACTS at 3/31/22 (aggregate face value $32,861,124) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/20/22	$5,389	$5,126	$263
		British Pound	Buy	6/15/22	3,546	3,557	(11)
		Canadian Dollar	Buy	4/20/22	281,462	276,600	4,862
		Japanese Yen	Sell	5/18/22	241	255	14
		New Zealand Dollar	Buy	4/20/22	2,772	2,717	55
		Norwegian Krone	Buy	6/15/22	6,494	6,555	(61)
	Barclays Bank PLC
		British Pound	Sell	6/15/22	138,420	139,702	1,282
		Canadian Dollar	Sell	4/20/22	118,216	116,579	(1,637)
		Norwegian Krone	Buy	6/15/22	931	913	18
		Swiss Franc	Buy	6/15/22	776,951	781,375	(4,424)
	Citibank, N.A.
		Chilean Peso	Buy	4/20/22	39,605	37,260	2,345
		Swedish Krona	Sell	6/15/22	101,131	97,913	(3,218)
	Goldman Sachs International
		Brazilian Real	Buy	4/4/22	66,267	56,239	10,028
		Brazilian Real	Sell	4/4/22	66,267	62,980	(3,287)
		Brazilian Real	Buy	7/5/22	43,216	41,514	1,702
		Canadian Dollar	Buy	4/20/22	59,508	58,306	1,202
		New Zealand Dollar	Buy	4/20/22	63,885	61,063	2,822
		Norwegian Krone	Sell	6/15/22	135,648	134,128	(1,520)
		Polish Zloty	Buy	6/15/22	204,420	199,006	5,414
		Swiss Franc	Buy	6/15/22	1,347,127	1,354,247	(7,120)
	HSBC Bank USA, National Association
		British Pound	Sell	6/15/22	1,404,016	1,430,602	26,586
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	4/20/22	1,871	1,814	(57)
		British Pound	Buy	6/15/22	4,202	4,201	1
		Canadian Dollar	Sell	4/20/22	30,154	29,889	(265)
		Euro	Sell	6/15/22	374,811	372,772	(2,039)
		Norwegian Krone	Buy	6/15/22	2,009	2,010	(1)
		Swedish Krona	Buy	6/15/22	12,945	13,120	(175)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/20/22	101,188	97,288	3,900
		British Pound	Buy	6/15/22	159,431	159,084	347
		Canadian Dollar	Buy	4/20/22	19,036	18,203	833
		Euro	Buy	6/15/22	438,371	435,153	3,218
		New Zealand Dollar	Sell	4/20/22	1,574,891	1,549,297	(25,594)
		Norwegian Krone	Sell	6/15/22	123,420	121,791	(1,629)
		Swedish Krona	Sell	6/15/22	133,840	126,836	(7,004)
	NatWest Markets PLC
		British Pound	Buy	6/15/22	104,142	104,852	(710)
		Swedish Krona	Buy	6/15/22	3,335	3,331	4
		Swiss Franc	Buy	6/15/22	1,954	1,932	22
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/20/22	1,548,141	1,484,130	(64,011)
		British Pound	Sell	6/15/22	575,212	586,134	10,922
		Canadian Dollar	Sell	4/20/22	63,667	62,404	(1,263)
		Euro	Sell	6/15/22	6,472,735	6,483,004	10,269
		Japanese Yen	Sell	5/18/22	2,014,818	2,019,067	4,249
		Mexican Peso	Buy	4/20/22	110,826	109,212	1,614
		New Zealand Dollar	Buy	4/20/22	96,105	94,576	1,529
		Norwegian Krone	Sell	6/15/22	278,142	275,663	(2,479)
		Swedish Krona	Sell	6/15/22	1,279,737	1,238,366	(41,371)
		Swiss Franc	Buy	6/15/22	2,108,014	2,088,237	19,777
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/20/22	2,368,160	2,324,384	(43,776)
		Japanese Yen	Buy	5/18/22	2,192,988	2,308,544	(115,556)
		Norwegian Krone	Sell	6/15/22	277,370	274,302	(3,068)
	UBS AG
		Australian Dollar	Sell	4/20/22	2,920	2,768	(152)
		British Pound	Buy	6/15/22	5,253	5,260	(7)
		Canadian Dollar	Sell	4/20/22	5,439	5,350	(89)
		Czech Koruna	Buy	6/15/22	108,675	102,431	6,244
		Euro	Buy	6/15/22	6,434	6,469	(35)
		Japanese Yen	Buy	5/18/22	4,498,193	4,792,699	(294,506)
		New Zealand Dollar	Sell	4/20/22	75,318	75,459	141
		Norwegian Krone	Buy	6/15/22	178,949	176,394	2,555
		Swedish Krona	Buy	6/15/22	276,352	261,487	14,865
		Swiss Franc	Sell	6/15/22	176,817	176,574	(243)

	Unrealized appreciation						137,083

	Unrealized (depreciation)						(625,308)

	Total						$(488,225)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	350	$74,172,657	$74,172,657	Jun-22	$926,165
U.S. Treasury Note Ultra 10 yr (Short)	11	1,490,156	1,490,156	Jun-22	54,718

Unrealized appreciation					980,883

Unrealized (depreciation)					—

Total					$980,883

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/22 (premiums $5,291,498) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$15,045,100	$289,769
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	125,744
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	223,255
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395		16,195,700	695,929
Goldman Sachs International
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	1,390,800	123,178
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	1,390,800	129,755
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,407,300	20,969
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	34,874
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	147,816
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	160,439
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	176,499
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	179,980
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	232,129
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	851,151
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	7,494
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	40,033
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	40,935
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	100,868
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	103,453
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	240,561
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	381,847
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		2,490,200	387,376
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		2,490,200	431,402
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	34,143,500	596,988
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	34,143,500	664,716
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$202,900	8,652
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		405,900	100,850
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	144,251
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	224,436

Total				$6,865,349

WRITTEN OPTIONS OUTSTANDING at 3/31/22 (premiums $319,336) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Apr-22/$102.47	$25,044,923	$25,000,000	$568,325

Total				$568,325

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/SOFR/Dec-26 (Purchased)	Dec-24/1.39		$34,881,900	$(401,142)	$403,584
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		20,100,300	(24,120)	340,700
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	210,519
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	192,679
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485		6,315,600	(381,146)	150,122
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	129,688
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	111,736
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	75,277
(1.405)/SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	40,884
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	24,480
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		$4,020,100	(52,261)	21,025
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	20,591
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	17,375
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,288,200	(29,145)	13,835
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	13,199
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	8,602
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	(158,537)	(516)
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		3,500,200	(172,160)	(14,701)
1.405/SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	(20,022)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	(53,531)
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		10,000,600	(483,029)	(68,404)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	(68,727)
1.39/SOFR/Dec-26 (Purchased)	Dec-24/1.39		34,881,900	(401,142)	(79,531)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(92,522)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(98,008)
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		17,185,600	(158,537)	(145,906)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(605,680)	(549,958)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		20,001,300	274,518	36,602
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	17,405
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		5,000,300	78,005	6,600
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		2,010,000	56,280	(56,240)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	(167,380)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415		19,578,400	413,594	(405,664)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		40,200,700	13,065	(518,589)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	24,168
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	12,466
Citibank, N.A.
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	225,793
(1.648)/SOFR/Sep-32 (Purchased)	Sep-22/1.648		5,455,000	(133,375)	171,833
(1.75)/SOFR/Mar-53 (Purchased)	Mar-23/1.75		3,368,400	(252,125)	106,340
(1.724)/SOFR/Mar-53 (Purchased)	Mar-23/1.724		2,907,200	(219,348)	100,473
(1.735)/SOFR/Mar-53 (Purchased)	Mar-23/1.735		2,850,600	(210,731)	98,802
(1.826)/SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	98,490
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		2,417,200	(59,288)	92,071
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	64,911
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	52,771
2.31/SOFR/Jun-32 (Purchased)	Jun-22/2.31		8,189,500	(175,665)	42,667
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	25,816
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	18,741
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	14,072
2.194/SOFR/Apr-32 (Purchased)	Apr-22/2.194		6,604,600	(73,972)	9,907
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	9,553
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	7,853
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	6,780
1.826/SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	(15,557)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	(21,233)
(2.194)/SOFR/Apr-32 (Purchased)	Apr-22/2.194		6,604,600	(73,972)	(30,381)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(40,593)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	(46,002)
1.735/SOFR/Mar-53 (Purchased)	Mar-23/1.735		2,850,600	(210,731)	(69,327)
(2.31)/SOFR/Jun-32 (Purchased)	Jun-22/2.31		8,189,500	(175,665)	(72,968)
1.724/SOFR/Mar-53 (Purchased)	Mar-23/1.724		2,907,200	(219,348)	(78,000)
1.75/SOFR/Mar-53 (Purchased)	Mar-23/1.75		3,368,400	(252,125)	(81,482)
1.458/SOFR/Apr-27 (Purchased)	Apr-22/1.458		10,918,500	(87,348)	(87,020)
1.648/SOFR/Sep-32 (Purchased)	Sep-22/1.648		5,455,000	(133,375)	(93,281)
0.555/6 month EUR-EURIBOR-Reuters/Mar-25 (Purchased)	Mar-24/0.555	EUR	40,764,100	(257,143)	(137,541)
1.5625/SOFR/Jun-32 (Purchased)	Jun-22/1.5625		$27,560,900	(533,303)	(482,867)
(1.3125)/SOFR/Jun-32 (Written)	Jun-22/1.3125		27,560,900	275,609	258,521
(0.055)/6 month EUR-EURIBOR-Reuters/Mar-25 (Written)	Mar-24/0.055	EUR	81,528,100	261,576	150,618
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		$12,029,900	110,074	108,750
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	46,402
(1.208)/SOFR/Apr-27 (Written)	Apr-22/1.208		10,918,500	36,031	36,031
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	18,005
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	15,381
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(31,510)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	(54,044)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	(202,894)
1.708/SOFR/Apr-27 (Written)	Apr-22/1.708		10,918,500	38,215	(260,188)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(272,598)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		11,602,400	61,493	(451,797)
1.8125/SOFR/Jun-32 (Written)	Jun-22/1.8125		27,560,900	275,609	(745,798)
Deutsche Bank AG
(1.724)/SOFR/Jan-47 (Purchased)	Jan-37/1.724		6,775,600	(559,326)	84,966
1.724/SOFR/Jan-47 (Purchased)	Jan-37/1.724		6,775,600	(559,326)	(6,979)
2.135/SOFR/Mar-42 (Written)	Mar-32/2.135		6,166,700	518,311	13,813
(2.135)/SOFR/Mar-42 (Written)	Mar-32/2.135		6,166,700	518,311	(9,682)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	313,499
(1.769)/SOFR/May-32 (Purchased)	May-22/1.769		$3,913,600	(60,622)	84,495
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	27,513
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	22,748
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	(12,308)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(26,096)
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	(35,448)
1.769/SOFR/May-32 (Purchased)	May-22/1.769		$3,913,600	(60,622)	(52,951)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	36,728
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	22,140
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	(61,131)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		$6,473,300	94,510	(170,636)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		5,223,200	108,120	(188,923)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	(206,565)
JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$3,547,500	(210,367)	109,795
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	105,334
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	75,886
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	75,737
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	71,852
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	65,753
(1.905)/SOFR/Jan-42 (Purchased)	Jan-32/1.905		$2,764,000	(201,772)	43,782
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	28,458
(1.544)/SOFR/Jan-62 (Purchased)	Jan-32/1.544		1,036,500	(174,132)	24,016
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	20,837
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(112,085)	20,576
1.905/SOFR/Jan-42 (Purchased)	Jan-32/1.905		2,764,000	(201,772)	1,437
1.544/SOFR/Jan-62 (Purchased)	Jan-32/1.544		1,036,500	(174,132)	(5,151)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	(7,949)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(24,959)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(31,237)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(31,558)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,208,400	(125,674)	(31,684)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(32,992)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(77,793)	(34,880)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		3,547,500	(210,367)	(38,313)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(45,250)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		$2,144,200	137,979	65,227
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	55,480
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	47,077
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,315,300	47,476	36,122
(1.70)/SOFR/Jan-29 (Written)	Jan-24/1.70		$8,128,800	173,448	25,850
(1.81)/SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	1,335
1.81/SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	(26,717)
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,315,300	47,476	(60,983)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		$1,518,600	113,212	(85,922)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(112,953)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(134,334)
1.70/SOFR/Jan-29 (Written)	Jan-24/1.70		8,128,800	173,448	(152,090)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	131,709
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	17,944
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(48,060)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(81,810)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	20,174
2.02/SOFR/Mar-56 (Written)	Mar-26/2.02		1,761,500	231,197	16,171
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	1,677
(2.02)/SOFR/Mar-56 (Written)	Mar-26/2.02		1,761,500	231,197	(49,375)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	197,442
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	37,267
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	5,236
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	4,002
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	(5,724)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	(96,190)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	(2,223)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	(5,649)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	203,401
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	138,951
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	107,417
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	84,869
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	76,730
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	76,663
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	1,344,800	(126,938)	54,288
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,184,300	(50,471)	50,344
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	47,643
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	40,787
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	575,800	(59,348)	33,985
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$4,095,900	(190,459)	30,801
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	26,406
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$4,095,900	(190,459)	7,536
0.70/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	571,900	(131,026)	3,764
0.70/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	571,900	(132,941)	2,031
(0.70)/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	571,900	(131,026)	(4,176)
(0.70)/6 month EUR-EURIBOR-Reuters/Mar-64 (Purchased)	Mar-34/0.70	EUR	571,900	(132,941)	(5,909)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(12,151)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,184,300	(50,471)	(17,705)
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	1,344,800	(126,938)	(18,496)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,960,900	(53,696)	(19,027)
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	575,800	(59,348)	(23,259)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(24,528)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	(34,133)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	(36,273)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(42,836)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	(43,184)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	(45,999)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	(65,310)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	3,407,900	(207,148)	(155,097)
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	3,407,900	136,324	100,923
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	3,407,900	88,369	64,128
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	26,901
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	21,745
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(30,751)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	(83,398)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	177,881
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	128,956
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	77,489
(1.8225)/SOFR/Jan-42 (Purchased)	Jan-32/1.8225		2,032,700	(150,013)	37,300
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	27,205
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	(166)
1.8225/SOFR/Jan-42 (Purchased)	Jan-32/1.8225		2,032,700	(150,013)	(5,976)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	(11,086)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	(35,825)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	(48,974)
(1.62)/SOFR/Jan-27 (Written)	Jan-25/1.62		15,583,900	171,423	(3,740)
1.62/SOFR/Jan-27 (Written)	Jan-25/1.62		15,583,900	171,423	(146,490)

Unrealized appreciation					7,212,340

Unrealized (depreciation)					(8,445,991)

Total					$(1,233,651)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/22 (proceeds receivable $128,604,531) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 4/1/52	$2,000,000	4/13/22	$2,074,688
Uniform Mortgage-Backed Securities, 4.00%, 4/1/52	27,000,000	4/13/22	27,554,780
Uniform Mortgage-Backed Securities, 3.50%, 5/1/52	2,000,000	5/12/22	1,996,094
Uniform Mortgage-Backed Securities, 3.50%, 4/1/52	35,000,000	4/13/22	35,062,892
Uniform Mortgage-Backed Securities, 3.00%, 4/1/52	15,000,000	4/13/22	14,675,391
Uniform Mortgage-Backed Securities, 2.50%, 4/1/52	27,000,000	4/13/22	25,763,908
Uniform Mortgage-Backed Securities, 2.00%, 5/1/52	7,000,000	5/12/22	6,485,226
Uniform Mortgage-Backed Securities, 2.00%, 4/1/52	14,000,000	4/13/22	12,993,967

Total			$126,606,946

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$8,610,000	$217,316		$418	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$202,981
		6,867,000	360,311		590	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	341,773
		3,221,000	235,874		389	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	225,518
		1,426,000	173,986		(2,539)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(167,477)
		11,649,000	293,671		(1,185)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	272,590
		2,714,000	141,101		(363)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	133,158
		5,265,000	385,609		(2,350)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	365,838
		6,694,000	819,680		(3,618)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	791,165
		3,035,000	310,784		(495)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	299,141
		1,201,000	60,494		(159)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(57,411)
		315,000	21,165		5,672	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(14,617)
		13,536,000	539,139		(110)	1/12/27	Secured Overnight Financing Rate — Annually	1.372% — Annually	(500,713)
		813,100	10,115	(E)	(18)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	10,097
		1,953,000	132,843		(67)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	126,648
		1,337,000	106,773		(46)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(102,642)
		967,000	71,026		(33)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	68,500
		9,459,000	291,999		(2,301)	2/15/29	Secured Overnight Financing Rate — Annually	1.681% — Annually	(275,544)
		3,248,100	89,030		(111)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(83,341)
		2,170,000	104,377		(74)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	101,055
		2,392,000	78,314		(32)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(74,802)
		8,640,000	227,405		(70)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	215,112
		16,660,000	235,073		(63)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(214,706)
		6,030,000	165,584		(69)	3/1/29	Secured Overnight Financing Rate — Annually	1.7355% — Annually	(156,931)
		1,267,400	48,250		(17)	3/7/32	3 month USD-LIBOR-BBA — Quarterly	1.9575% — Semiannually	(47,126)
		6,645,800	338,869		(88)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	332,620
		6,890,200	355,052		(91)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	348,642
		3,632,000	123,488		(48)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	119,979
		1,530,000	53,535	(E)	4,004	6/15/32	Secured Overnight Financing Rate — Annually	1.762% — Annually	(49,530)
		3,690,000	41,845		(42)	3/21/29	Secured Overnight Financing Rate — Annually	1.986% — Annually	(39,746)
		32,816,000	436,453	(E)	(476,779)	6/15/24	1.80% — Annually	Secured Overnight Financing Rate — Annually	(40,327)
		37,572,000	795,024	(E)	(880,506)	6/15/27	1.85% — Annually	Secured Overnight Financing Rate — Annually	(85,483)
		18,147,000	328,642	(E)	481,078	6/15/32	Secured Overnight Financing Rate — Annually	1.95% — Annually	152,436
		6,588,000	85,512	(E)	102,066	6/15/52	Secured Overnight Financing Rate — Annually	2.05% — Annually	187,579
		2,677,500	36,227		(36)	3/30/32	2.2655% — Annually	Secured Overnight Financing Rate — Annually	(36,578)
		2,677,500	34,915		(36)	3/30/32	2.26% — Annually	Secured Overnight Financing Rate — Annually	(35,265)
		2,575,000	14,549		(21)	3/30/27	2.3535% — Annually	Secured Overnight Financing Rate — Annually	(14,886)
		8,189,500	132,015	(E)	(109)	4/7/32	2.298% — Annually	Secured Overnight Financing Rate — Annually	(132,123)
		1,665,000	8,075		(13)	3/31/27	Secured Overnight Financing Rate — Annually	2.3365% — Annually	8,170
		6,240,000	7,488		(24)	3/31/24	2.307% — Annually	Secured Overnight Financing Rate — Annually	(7,911)
		4,520,000	11,526		(37)	3/31/27	Secured Overnight Financing Rate — Annually	2.288% — Annually	11,777
		4,426,000	2,479		(36)	4/1/27	2.247% — Annually	Secured Overnight Financing Rate — Annually	(2,514)
		2,937,000	4,288		(39)	4/4/32	2.116% — Annually	Secured Overnight Financing Rate — Annually	(4,327)
		194,000	22		(1)	4/4/24	Secured Overnight Financing Rate — Annually	2.243% — Annually	21
		248,000	52		(3)	4/4/32	Secured Overnight Financing Rate — Annually	2.0975% — Annually	(55)
	AUD	53,800	5,184	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,184
	AUD	181,000	19,765	(E)	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	19,763
	AUD	67,200	7,594	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	7,593
	AUD	104,900	9,212	(E)	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,210
	AUD	391,500	39,989	(E)	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	39,984
	AUD	25,100	4,280	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,280
	AUD	1,200,000	87,237		(13)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(79,508)
	AUD	490,000	15,767	(E)	(10,531)	6/15/32	2.67% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,236
	CAD	2,388,000	101,602	(E)	(9,504)	6/15/32	2.325% — Semiannually	3 month CAD-BA-CDOR — Semiannually	92,098
	CHF	2,926,000	107,914	(E)	33,810	6/15/32	Swiss Average Rate Overnight — Annually	0.565% — Annually	(74,105)
	CZK	14,100,000	1,764	(E)	(6)	6/15/27	6 month CZK-PRIBOR — Semiannually	4.460% — Annually	1,758
	EUR	347,600	56,980	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(56,993)
	EUR	472,900	37,190		(18)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	38,231
	EUR	522,000	29,041		(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(29,607)
	EUR	528,600	21,584		(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(22,061)
	EUR	653,200	9,509		(25)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(9,633)
	EUR	636,800	80,266	(E)	(24)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	80,242
	EUR	679,000	1,690		(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	397
	EUR	503,000	5,943	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(5,962)
	EUR	458,800	19,261		(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	18,471
	EUR	307,000	21,393		(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	20,903
	EUR	1,018,300	146,805	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	146,766
	EUR	614,700	138,382	(E)	(23)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(138,406)
	EUR	864,500	191,491		(32)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	190,715
	EUR	3,365,700	419,319		(127)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	(415,053)
	EUR	401,600	99,783	(E)	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	99,768
	EUR	189,700	66,302	(E)	(7)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	66,294
	EUR	1,164,500	125,692	(E)	(25)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(125,717)
	EUR	550,400	56,979	(E)	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	56,967
	EUR	766,600	81,235	(E)	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	81,217
	EUR	262,300	27,459	(E)	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	27,453
	EUR	746,600	107,808		(30)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	(102,386)
	EUR	730,000	70,444		(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	67,949
	EUR	683,800	73,618		(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	72,390
	EUR	255,600	47,984	(E)	(10)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	(47,994)
	EUR	2,046,000	125,211		(33)	3/7/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.60% — Annually	(123,586)
	EUR	7,050,000	236,000	(E)	51,634	6/15/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.915% — Annually	(184,366)
	GBP	477,400	48,484		(9)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(44,787)
	GBP	13,657,400	195,557	(E)	(70)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	195,487
	GBP	1,360,000	35,803	(E)	(3,804)	6/15/32	1.455% — Annually	Sterling Overnight Index Average — Annually	31,998
	JPY	39,192,500	11,380	(E)	(11)	8/29/43	0.8084% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(11,392)
	JPY	49,066,800	28,560	(E)	(14)	8/29/43	0.2529% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	28,546
	JPY	81,219,900	9,774		(10)	2/25/31	0.0619% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	9,724
	JPY	96,594,500	42,640	(E)	(27)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(42,667)
	NOK	22,131,000	88,033	(E)	(6,182)	6/15/32	2.355% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	81,850
	NZD	3,042,000	57,260	(E)	(2,227)	6/15/32	3.10% — Semiannually	3 month NZD-BBR-FRA — Quarterly	55,034
	SEK	8,209,000	34,635	(E)	30,057	6/15/32	3 month SEK-STIBOR-SIDE — Quarterly	1.497% — Annually	(4,578)

	Total				$(694,927)				$2,207,452
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$878,944	$794,876	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(68,157)
854,414	825,970	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(27,961)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(96,118)

	Total	$—			Total	$(96,118)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$5,468	$76,518	$18,678	5/11/63	300 bp — Monthly	$(13,165)
	CMBX NA BBB-.6 Index	B+/P	10,546	167,384	40,858	5/11/63	300 bp — Monthly	(30,728)
	CMBX NA BBB-.6 Index	B+/P	21,545	333,811	81,483	5/11/63	300 bp — Monthly	(59,743)
	CMBX NA BBB-.6 Index	B+/P	20,577	345,289	84,285	5/11/63	300 bp — Monthly	(63,507)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	5,899	36,199	2,932	5/11/63	200 bp — Monthly	2,981
	CMBX NA A.6 Index	BBB+/P	4,583	36,199	2,932	5/11/63	200 bp — Monthly	1,664
	CMBX NA A.6 Index	BBB+/P	5,202	38,055	3,082	5/11/63	200 bp — Monthly	2,134
	CMBX NA A.6 Index	BBB+/P	6,484	38,984	3,158	5/11/63	200 bp — Monthly	3,341
	CMBX NA A.6 Index	BBB+/P	14,740	81,680	6,616	5/11/63	200 bp — Monthly	8,156
	CMBX NA A.6 Index	BBB+/P	26,268	146,653	11,879	5/11/63	200 bp — Monthly	14,446
	CMBX NA A.6 Index	BBB+/P	38,559	202,343	16,390	5/11/63	200 bp — Monthly	22,248
	CMBX NA BB.11 Index	BB-/P	57,630	102,000	10,873	11/18/54	500 bp — Monthly	46,856
	CMBX NA BB.13 Index	BB-/P	7,267	77,000	9,818	12/16/72	500 bp — Monthly	(2,476)
	CMBX NA BB.13 Index	BB-/P	10,661	117,000	14,918	12/16/72	500 bp — Monthly	(4,143)
	CMBX NA BB.13 Index	BB-/P	32,549	357,000	45,518	12/16/72	500 bp — Monthly	(12,622)
	CMBX NA BB.6 Index	CCC+/P	86,542	205,440	86,470	5/11/63	500 bp — Monthly	129
	CMBX NA BB.6 Index	CCC+/P	165,112	1,094,729	460,772	5/11/63	500 bp — Monthly	(294,595)
	CMBX NA BB.7 Index	B/P	46,032	902,000	280,342	1/17/47	500 bp — Monthly	(233,432)
	CMBX NA BB.9 Index	B/P	2,240	11,000	2,605	9/17/58	500 bp — Monthly	(355)
	CMBX NA BB.9 Index	B/P	15,521	76,000	17,997	9/17/58	500 bp — Monthly	(2,402)
	CMBX NA BBB-.10 Index	BB+/P	7,693	62,000	6,907	11/17/59	300 bp — Monthly	822
	CMBX NA BBB-.10 Index	BB+/P	12,109	111,000	12,365	11/17/59	300 bp — Monthly	(191)
	CMBX NA BBB-.11 Index	BBB-/P	689	11,000	879	11/18/54	300 bp — Monthly	(183)
	CMBX NA BBB-.12 Index	BBB-/P	1,460	35,000	3,129	8/17/61	300 bp — Monthly	(1,649)
	CMBX NA BBB-.12 Index	BBB-/P	4,715	80,000	7,152	8/17/61	300 bp — Monthly	(2,391)
	CMBX NA BBB-.12 Index	BBB-/P	41,215	260,000	23,244	8/17/61	300 bp — Monthly	18,123
	CMBX NA BBB-.14 Index	BBB-/P	312	10,000	969	12/16/72	300 bp — Monthly	(652)
	CMBX NA BBB-.14 Index	BBB-/P	742	15,000	1,454	12/16/72	300 bp — Monthly	(703)
	CMBX NA BBB-.14 Index	BBB-/P	813	25,000	2,423	12/16/72	300 bp — Monthly	(1,595)
	CMBX NA BBB-.14 Index	BBB-/P	3,000	60,000	5,814	12/16/72	300 bp — Monthly	(2,779)
	CMBX NA BBB-.14 Index	BBB-/P	1,995	65,000	6,299	12/16/72	300 bp — Monthly	(4,266)
	CMBX NA BBB-.14 Index	BBB-/P	3,738	82,000	7,946	12/16/72	300 bp — Monthly	(4,160)
	CMBX NA BBB-.14 Index	BBB-/P	3,823	117,000	11,337	12/16/72	300 bp — Monthly	(7,446)
	CMBX NA BBB-.15 Index	BBB-/P	3,656	35,000	3,350	11/18/64	300 bp — Monthly	327
	CMBX NA BBB-.6 Index	B+/P	3,825	55,476	13,542	5/11/63	300 bp — Monthly	(9,685)
	CMBX NA BBB-.6 Index	B+/P	16,675	55,476	13,542	5/11/63	300 bp — Monthly	3,166
	CMBX NA BBB-.6 Index	B+/P	16,675	55,476	13,542	5/11/63	300 bp — Monthly	3,166
	CMBX NA BBB-.6 Index	B+/P	4,145	60,258	14,709	5/11/63	300 bp — Monthly	(10,529)
	CMBX NA BBB-.6 Index	B+/P	34,148	110,952	27,083	5/11/63	300 bp — Monthly	7,129
	CMBX NA BBB-.6 Index	B+/P	10,756	151,124	36,889	5/11/63	300 bp — Monthly	(26,045)
	CMBX NA BBB-.6 Index	B+/P	170,723	2,564,321	625,951	5/11/63	300 bp — Monthly	(453,732)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	22,204	166,000	51,593	1/17/47	500 bp — Monthly	(29,227)
	CMBX NA BBB-.6 Index	B+/P	8,950	77,475	18,912	5/11/63	300 bp — Monthly	(9,916)
	CMBX NA BBB-.6 Index	B+/P	19,778	171,210	41,792	5/11/63	300 bp — Monthly	(21,914)
	CMBX NA BBB-.6 Index	B+/P	595,628	6,063,123	1,480,008	5/11/63	300 bp — Monthly	(880,843)
	CMBX NA BBB-.7 Index	BB-/P	13,231	179,000	32,184	1/17/47	300 bp — Monthly	(18,849)
	CMBX NA BBB-.7 Index	BB-/P	34,676	528,000	94,934	1/17/47	300 bp — Monthly	(59,950)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	B+/P	13,478	83,214	20,312	5/11/63	300 bp — Monthly	(6,786)
	CMBX NA BB.9 Index	B/P	21,836	54,000	12,787	9/17/58	500 bp — Monthly	9,102
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	80	11/18/54	300 bp — Monthly	(16)
	CMBX NA BBB-.13 Index	BBB-/P	105	1,000	95	12/16/72	300 bp — Monthly	10
	CMBX NA BBB-.13 Index	BBB-/P	677	4,000	382	12/16/72	300 bp — Monthly	298
	CMBX NA BBB-.13 Index	BBB-/P	1,425	9,000	859	12/16/72	300 bp — Monthly	571
	CMBX NA BBB-.13 Index	BBB-/P	754	12,000	1,145	12/16/72	300 bp — Monthly	(384)
	CMBX NA BBB-.13 Index	BBB-/P	1,013	17,000	1,622	12/16/72	300 bp — Monthly	(599)
	CMBX NA BBB-.13 Index	BBB-/P	1,315	18,000	1,717	12/16/72	300 bp — Monthly	(391)
	CMBX NA BBB-.13 Index	BBB-/P	4,545	29,000	2,767	12/16/72	300 bp — Monthly	1,795
	CMBX NA BBB-.13 Index	BBB-/P	2,780	47,000	4,484	12/16/72	300 bp — Monthly	(1,677)
	CMBX NA BBB-.13 Index	BBB-/P	3,129	68,000	6,487	12/16/72	300 bp — Monthly	(3,319)
	CMBX NA BBB-.13 Index	BBB-/P	4,435	69,000	6,583	12/16/72	300 bp — Monthly	(2,107)
	CMBX NA BBB-.14 Index	BBB-/P	489	11,000	1,066	12/16/72	300 bp — Monthly	(571)
	CMBX NA BBB-.15 Index	BBB-/P	3,541	57,000	5,455	11/18/64	300 bp — Monthly	(1,881)
	CMBX NA BBB-.15 Index	BBB-/P	5,916	64,000	6,125	11/18/64	300 bp — Monthly	(172)
	CMBX NA BBB-.15 Index	BBB-/P	5,699	64,000	6,125	11/18/64	300 bp — Monthly	(389)
	CMBX NA BBB-.6 Index	B+/P	420	4,782	1,167	5/11/63	300 bp — Monthly	(744)
	CMBX NA BBB-.6 Index	B+/P	1,607	11,478	2,802	5/11/63	300 bp — Monthly	(1,188)
	CMBX NA BBB-.6 Index	B+/P	1,597	11,478	2,802	5/11/63	300 bp — Monthly	(1,198)
	CMBX NA BBB-.6 Index	B+/P	1,947	21,043	5,136	5/11/63	300 bp — Monthly	(3,177)
	CMBX NA BBB-.6 Index	B+/P	3,254	26,781	6,537	5/11/63	300 bp — Monthly	(3,268)
	CMBX NA BBB-.6 Index	B+/P	2,849	34,433	8,405	5/11/63	300 bp — Monthly	(5,536)
	CMBX NA BBB-.6 Index	B+/P	4,016	38,259	9,339	5/11/63	300 bp — Monthly	(5,301)
	CMBX NA BBB-.6 Index	B+/P	4,842	42,085	10,273	5/11/63	300 bp — Monthly	(5,406)
	CMBX NA BBB-.6 Index	B+/P	6,209	56,432	13,775	5/11/63	300 bp — Monthly	(7,534)
	CMBX NA BBB-.6 Index	B+/P	5,920	56,432	13,775	5/11/63	300 bp — Monthly	(7,823)
	CMBX NA BBB-.6 Index	B+/P	6,856	59,302	14,476	5/11/63	300 bp — Monthly	(7,585)
	CMBX NA BBB-.6 Index	B+/P	5,978	65,997	16,110	5/11/63	300 bp — Monthly	(10,093)
	CMBX NA BBB-.6 Index	B+/P	8,842	75,562	18,445	5/11/63	300 bp — Monthly	(9,559)
	CMBX NA BBB-.6 Index	B+/P	4,144	81,301	19,846	5/11/63	300 bp — Monthly	(15,654)
	CMBX NA BBB-.6 Index	B+/P	11,801	81,301	19,846	5/11/63	300 bp — Monthly	(7,997)
	CMBX NA BBB-.6 Index	B+/P	8,117	89,909	21,947	5/11/63	300 bp — Monthly	(13,777)
	CMBX NA BBB-.6 Index	B+/P	26,280	91,822	22,414	5/11/63	300 bp — Monthly	3,920
	CMBX NA BBB-.6 Index	B+/P	13,886	97,561	23,815	5/11/63	300 bp — Monthly	(9,872)
	CMBX NA BBB-.6 Index	B+/P	8,608	97,561	23,815	5/11/63	300 bp — Monthly	(15,150)
	CMBX NA BBB-.6 Index	B+/P	5,606	106,169	25,916	5/11/63	300 bp — Monthly	(20,248)
	CMBX NA BBB-.6 Index	B+/P	16,916	108,082	26,383	5/11/63	300 bp — Monthly	(9,404)
	CMBX NA BBB-.6 Index	B+/P	16,910	109,995	26,850	5/11/63	300 bp — Monthly	(9,876)
	CMBX NA BBB-.6 Index	B+/P	13,259	113,821	27,784	5/11/63	300 bp — Monthly	(14,458)
	CMBX NA BBB-.6 Index	B+/P	13,360	117,647	28,718	5/11/63	300 bp — Monthly	(15,289)
	CMBX NA BBB-.6 Index	B+/P	13,309	117,647	28,718	5/11/63	300 bp — Monthly	(15,340)
	CMBX NA BBB-.6 Index	B+/P	10,717	121,473	29,652	5/11/63	300 bp — Monthly	(18,863)
	CMBX NA BBB-.6 Index	B+/P	10,857	125,299	30,585	5/11/63	300 bp — Monthly	(19,656)
	CMBX NA BBB-.6 Index	B+/P	15,957	136,777	33,387	5/11/63	300 bp — Monthly	(17,351)
	CMBX NA BBB-.6 Index	B+/P	15,957	136,777	33,387	5/11/63	300 bp — Monthly	(17,351)
	CMBX NA BBB-.6 Index	B+/P	17,887	153,037	37,356	5/11/63	300 bp — Monthly	(19,380)
	CMBX NA BBB-.6 Index	B+/P	8,601	158,776	38,757	5/11/63	300 bp — Monthly	(30,063)
	CMBX NA BBB-.6 Index	B+/P	18,520	160,689	39,224	5/11/63	300 bp — Monthly	(20,610)
	CMBX NA BBB-.6 Index	B+/P	25,922	164,514	40,158	5/11/63	300 bp — Monthly	(14,140)
	CMBX NA BBB-.6 Index	B+/P	9,024	165,471	40,391	5/11/63	300 bp — Monthly	(31,271)
	CMBX NA BBB-.6 Index	B+/P	9,016	168,340	41,092	5/11/63	300 bp — Monthly	(31,960)
	CMBX NA BBB-.6 Index	B+/P	47,281	170,253	41,559	5/11/63	300 bp — Monthly	5,822
	CMBX NA BBB-.6 Index	B+/P	23,498	184,601	45,061	5/11/63	300 bp — Monthly	(21,455)
	CMBX NA BBB-.6 Index	B+/P	31,126	212,338	51,832	5/11/63	300 bp — Monthly	(20,582)
	CMBX NA BBB-.6 Index	B+/P	32,901	301,291	73,545	5/11/63	300 bp — Monthly	(40,468)
	CMBX NA BBB-.7 Index	BB-/P	151,525	2,050,000	368,590	1/17/47	300 bp — Monthly	(215,869)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	8,906	111,000	30,969	5/11/63	500 bp — Monthly	(21,955)
	CMBX NA BB.6 Index	CCC+/P	289,832	535,476	225,382	5/11/63	500 bp — Monthly	64,971
	CMBX NA BBB-.11 Index	BBB-/P	2,965	54,000	4,315	11/18/54	300 bp — Monthly	(1,318)
	CMBX NA BBB-.12 Index	BBB-/P	431	8,000	715	8/17/61	300 bp — Monthly	(280)
	CMBX NA BBB-.13 Index	BBB-/P	1,468	16,000	1,526	12/16/72	300 bp — Monthly	(49)
	CMBX NA BBB-.13 Index	BBB-/P	4,189	23,000	2,194	12/16/72	300 bp — Monthly	2,008
	CMBX NA BBB-.6 Index	B+/P	741,709	2,219,032	541,666	5/11/63	300 bp — Monthly	201,338
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	5,703	48,507	20,416	5/11/63	500 bp — Monthly	(14,667)
	CMBX NA BBB-.6 Index	B+/P	279,687	992,826	242,349	5/11/63	300 bp — Monthly	37,917
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	837	9,000	1,148	12/16/72	500 bp — Monthly	(302)
	CMBX NA BB.13 Index	BB-/P	820	9,000	1,148	12/16/72	500 bp — Monthly	(319)
	CMBX NA BB.13 Index	BB-/P	6,096	66,000	8,415	12/16/72	500 bp — Monthly	(2,255)
	CMBX NA BB.13 Index	BB-/P	15,517	169,000	21,548	12/16/72	500 bp — Monthly	(5,867)
	CMBX NA BB.6 Index	CCC+/P	7,658	59,920	25,220	5/11/63	500 bp — Monthly	(17,504)
	CMBX NA BB.6 Index	CCC+/P	76,812	172,151	72,458	5/11/63	500 bp — Monthly	4,521
	CMBX NA BB.6 Index	CCC+/P	84,420	191,173	80,465	5/11/63	500 bp — Monthly	4,141
	CMBX NA BB.9 Index	B/P	1,602	4,000	947	9/17/58	500 bp — Monthly	659
	CMBX NA BBB-.12 Index	BBB-/P	1,945	33,000	2,950	8/17/61	300 bp — Monthly	(986)
	CMBX NA BBB-.12 Index	BBB-/P	5,925	138,000	12,337	8/17/61	300 bp — Monthly	(6,332)
	CMBX NA BBB-.13 Index	BBB-/P	328	5,000	477	12/16/72	300 bp — Monthly	(146)
	CMBX NA BBB-.13 Index	BBB-/P	769	13,000	1,240	12/16/72	300 bp — Monthly	(464)
	CMBX NA BBB-.13 Index	BBB-/P	2,388	26,000	2,480	12/16/72	300 bp — Monthly	(77)
	CMBX NA BBB-.14 Index	BBB-/P	439	9,000	872	12/16/72	300 bp — Monthly	(428)
	CMBX NA BBB-.14 Index	BBB-/P	1,855	38,000	3,682	12/16/72	300 bp — Monthly	(1,805)
	CMBX NA BBB-.14 Index	BBB-/P	2,343	48,000	4,651	12/16/72	300 bp — Monthly	(2,280)
	CMBX NA BBB-.15 Index	BBB-/P	3,102	55,000	5,264	11/18/64	300 bp — Monthly	(2,129)
	CMBX NA BBB-.6 Index	B+/P	7,485	109,039	26,616	5/11/63	300 bp — Monthly	(19,068)
	CMBX NA BBB-.6 Index	B+/P	7,592	109,995	26,850	5/11/63	300 bp — Monthly	(19,193)
	CMBX NA BBB-.6 Index	B+/P	37,321	134,864	32,920	5/11/63	300 bp — Monthly	4,479
	CMBX NA BBB-.6 Index	B+/P	51,046	185,557	45,294	5/11/63	300 bp — Monthly	5,860
	CMBX NA BBB-.6 Index	B+/P	120,750	334,768	81,717	5/11/63	300 bp — Monthly	39,228
	CMBX NA BBB-.6 Index	B+/P	205,668	2,969,390	724,828	5/11/63	300 bp — Monthly	(517,420)
	CMBX NA BBB-.9 Index	BB+/P	777	8,000	817	9/17/58	300 bp — Monthly	(35)

Upfront premium received			4,305,707		Unrealized appreciation			521,328

Upfront premium (paid)			—		Unrealized (depreciation)			(3,651,540)

	Total		$4,305,707				Total	$(3,130,212)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(67,991)	$282,000	$78,678	11/17/59	(500 bp) — Monthly	$10,413
	CMBX NA BB.10 Index	(39,270)	154,000	42,966	11/17/59	(500 bp) — Monthly	3,546
	CMBX NA BB.10 Index	(10,541)	101,000	28,179	11/17/59	(500 bp) — Monthly	17,540
	CMBX NA BB.10 Index	(9,210)	84,000	23,436	11/17/59	(500 bp) — Monthly	14,144
	CMBX NA BB.11 Index	(5,960)	46,000	4,904	11/18/54	(500 bp) — Monthly	(1,101)
	CMBX NA BB.11 Index	(2,075)	40,000	4,264	11/18/54	(500 bp) — Monthly	2,150
	CMBX NA BB.11 Index	(1,508)	16,000	1,706	11/18/54	(500 bp) — Monthly	182
	CMBX NA BB.8 Index	(27,220)	76,339	26,879	10/17/57	(500 bp) — Monthly	(415)
	CMBX NA BB.8 Index	(6,208)	48,316	17,012	10/17/57	(500 bp) — Monthly	10,757
	CMBX NA BB.9 Index	(1,854)	46,000	10,893	9/17/58	(500 bp) — Monthly	8,994
	CMBX NA BB.9 Index	(2,271)	22,000	5,210	9/17/58	(500 bp) — Monthly	2,917
	CMBX NA BB.9 Index	(774)	12,000	2,842	9/17/58	(500 bp) — Monthly	2,056
	CMBX NA BB.9 Index	(353)	9,000	2,131	9/17/58	(500 bp) — Monthly	1,769
	CMBX NA BB.9 Index	(109)	3,000	710	9/17/58	(500 bp) — Monthly	599
	CMBX NA BBB-.10 Index	(40,233)	234,000	26,068	11/17/59	(300 bp) — Monthly	(14,302)
	CMBX NA BBB-.10 Index	(28,552)	123,000	13,702	11/17/59	(300 bp) — Monthly	(14,922)
	CMBX NA BBB-.10 Index	(14,314)	117,000	13,034	11/17/59	(300 bp) — Monthly	(1,348)
	CMBX NA BBB-.10 Index	(21,710)	91,000	10,137	11/17/59	(300 bp) — Monthly	(11,626)
	CMBX NA BBB-.10 Index	(12,443)	57,000	6,350	11/17/59	(300 bp) — Monthly	(6,126)
	CMBX NA BBB-.10 Index	(11,535)	53,000	5,904	11/17/59	(300 bp) — Monthly	(5,661)
	CMBX NA BBB-.10 Index	(5,991)	47,000	5,236	11/17/59	(300 bp) — Monthly	(783)
	CMBX NA BBB-.10 Index	(3,569)	28,000	3,119	11/17/59	(300 bp) — Monthly	(466)
	CMBX NA BBB-.10 Index	(3,428)	27,000	3,008	11/17/59	(300 bp) — Monthly	(436)
	CMBX NA BBB-.11 Index	(320)	1,000	80	11/18/54	(300 bp) — Monthly	(241)
	CMBX NA BBB-.12 Index	(57,473)	172,000	15,377	8/17/61	(300 bp) — Monthly	(42,197)
	CMBX NA BBB-.12 Index	(54,225)	156,000	13,946	8/17/61	(300 bp) — Monthly	(40,369)
	CMBX NA BBB-.12 Index	(29,175)	83,000	7,420	8/17/61	(300 bp) — Monthly	(21,803)
	CMBX NA BBB-.12 Index	(4,819)	70,000	6,258	8/17/61	(300 bp) — Monthly	1,398
	CMBX NA BBB-.12 Index	(334)	1,000	89	8/17/61	(300 bp) — Monthly	(245)
	CMBX NA BBB-.13 Index	(2,924)	50,000	4,770	12/16/72	(300 bp) — Monthly	1,817
	CMBX NA BBB-.13 Index	(2,273)	30,000	2,862	12/16/72	(300 bp) — Monthly	571
	CMBX NA BBB-.13 Index	(1,261)	25,000	2,385	12/16/72	(300 bp) — Monthly	1,110
	CMBX NA BBB-.13 Index	(1,273)	25,000	2,385	12/16/72	(300 bp) — Monthly	1,097
	CMBX NA BBB-.13 Index	(986)	18,000	1,717	12/16/72	(300 bp) — Monthly	721
	CMBX NA BBB-.8 Index	(17,205)	124,000	16,120	10/17/57	(300 bp) — Monthly	(1,157)
	CMBX NA BBB-.8 Index	(18,652)	118,000	15,340	10/17/57	(300 bp) — Monthly	(3,381)
	CMBX NA BBB-.8 Index	(18,725)	118,000	15,340	10/17/57	(300 bp) — Monthly	(3,454)
	CMBX NA BBB-.8 Index	(13,845)	104,000	13,520	10/17/57	(300 bp) — Monthly	(386)
	CMBX NA BBB-.8 Index	(12,500)	80,000	10,400	10/17/57	(300 bp) — Monthly	(2,147)
	CMBX NA BBB-.8 Index	(8,603)	62,000	8,060	10/17/57	(300 bp) — Monthly	(579)
	CMBX NA BBB-.8 Index	(7,586)	53,000	6,890	10/17/57	(300 bp) — Monthly	(727)
	CMBX NA BBB-.8 Index	(1,722)	11,000	1,430	10/17/57	(300 bp) — Monthly	(298)
	CMBX NA BBB-.9 Index	(4,259)	18,000	1,838	9/17/58	(300 bp) — Monthly	(2,431)
	Credit Suisse International
	CMBX NA BB.10 Index	(28,019)	210,000	58,590	11/17/59	(500 bp) — Monthly	30,367
	CMBX NA BB.10 Index	(24,973)	210,000	58,590	11/17/59	(500 bp) — Monthly	33,413
	CMBX NA BB.10 Index	(13,797)	111,000	30,969	11/17/59	(500 bp) — Monthly	17,064
	CMBX NA BB.7 Index	(9,602)	517,405	217,776	5/11/63	(500 bp) — Monthly	207,671
	CMBX NA BB.7 Index	(46,385)	282,000	87,646	1/17/47	(500 bp) — Monthly	40,986
	CMBX NA BB.7 Index	(25,825)	140,000	43,512	1/17/47	(500 bp) — Monthly	17,551
	CMBX NA BB.9 Index	(1,804)	18,000	4,262	9/17/58	(500 bp) — Monthly	2,440
	Goldman Sachs International
	CMBX NA A.6 Index	(6,956)	97,459	7,894	5/11/63	(200 bp) — Monthly	900
	CMBX NA A.6 Index	(9,028)	85,393	6,917	5/11/63	(200 bp) — Monthly	(2,144)
	CMBX NA A.6 Index	(5,363)	51,050	4,135	5/11/63	(200 bp) — Monthly	(1,247)
	CMBX NA A.6 Index	(5,004)	47,337	3,834	5/11/63	(200 bp) — Monthly	(1,188)
	CMBX NA A.6 Index	(4,570)	41,768	3,383	5/11/63	(200 bp) — Monthly	(1,203)
	CMBX NA A.6 Index	(3,197)	30,630	2,481	5/11/63	(200 bp) — Monthly	(728)
	CMBX NA A.6 Index	(2,906)	27,845	2,255	5/11/63	(200 bp) — Monthly	(662)
	CMBX NA A.6 Index	(2,906)	27,845	2,255	5/11/63	(200 bp) — Monthly	(662)
	CMBX NA A.6 Index	(2,864)	26,917	2,180	5/11/63	(200 bp) — Monthly	(694)
	CMBX NA A.6 Index	(1,467)	13,923	1,128	5/11/63	(200 bp) — Monthly	(345)
	CMBX NA A.6 Index	(1,272)	12,066	977	5/11/63	(200 bp) — Monthly	(299)
	CMBX NA A.6 Index	(86)	928	75	5/11/63	(200 bp) — Monthly	(11)
	CMBX NA A.6 Index	(87)	928	75	5/11/63	(200 bp) — Monthly	(12)
	CMBX NA BB.10 Index	(9,276)	41,000	11,439	11/17/59	(500 bp) — Monthly	2,123
	CMBX NA BB.6 Index	(36,089)	234,925	98,880	5/11/63	(500 bp) — Monthly	62,563
	CMBX NA BB.6 Index	(19,335)	179,760	75,661	5/11/63	(500 bp) — Monthly	56,152
	CMBX NA BB.7 Index	(35,390)	216,000	67,133	1/17/47	(500 bp) — Monthly	31,533
	CMBX NA BB.7 Index	(26,396)	130,000	40,404	1/17/47	(500 bp) — Monthly	13,881
	CMBX NA BB.7 Index	(17,583)	104,000	32,323	1/17/47	(500 bp) — Monthly	14,639
	CMBX NA BB.7 Index	(11,198)	74,000	22,999	1/17/47	(500 bp) — Monthly	11,729
	CMBX NA BB.7 Index	(6,572)	36,000	11,189	1/17/47	(500 bp) — Monthly	4,582
	CMBX NA BB.8 Index	(57,836)	159,442	56,139	10/17/57	(500 bp) — Monthly	(1,852)
	CMBX NA BB.8 Index	(57,936)	159,442	56,139	10/17/57	(500 bp) — Monthly	(1,951)
	CMBX NA BB.8 Index	(45,682)	119,823	42,190	10/17/57	(500 bp) — Monthly	(3,609)
	CMBX NA BB.8 Index	(37,795)	101,463	35,725	10/17/57	(500 bp) — Monthly	(2,168)
	CMBX NA BB.8 Index	(33,006)	93,732	33,003	10/17/57	(500 bp) — Monthly	(94)
	CMBX NA BB.8 Index	(1,813)	15,461	5,444	10/17/57	(500 bp) — Monthly	3,616
	CMBX NA BB.9 Index	(39)	1,000	237	9/17/58	(500 bp) — Monthly	197
	CMBX NA BBB-.10 Index	(4,812)	22,000	2,451	11/17/59	(300 bp) — Monthly	(2,374)
	CMBX NA BBB-.12 Index	(11,482)	34,000	3,040	8/17/61	(300 bp) — Monthly	(8,463)
	CMBX NA BBB-.12 Index	(4,289)	22,000	1,967	8/17/61	(300 bp) — Monthly	(2,335)
	CMBX NA BBB-.13 Index	(6,290)	83,000	7,918	12/16/72	(300 bp) — Monthly	1,580
	CMBX NA BBB-.6 Index	(41,693)	146,341	35,722	5/11/63	(300 bp) — Monthly	(6,056)
	CMBX NA BBB-.8 Index	(11,604)	74,000	9,620	10/17/57	(300 bp) — Monthly	(2,028)
	CMBX NA BBB-.8 Index	(8,539)	66,000	8,580	10/17/57	(300 bp) — Monthly	3
	CMBX NA BBB-.8 Index	(3,086)	20,000	2,600	10/17/57	(300 bp) — Monthly	(498)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(5,602)	52,906	4,285	5/11/63	(200 bp) — Monthly	(1,337)
	CMBX NA BB.17 Index	(78,835)	161,000	50,039	1/17/47	(500 bp) — Monthly	(28,952)
	CMBX NA BB.8 Index	(27,259)	53,147	18,713	10/17/57	(500 bp) — Monthly	(8,598)
	CMBX NA BB.9 Index	(14,826)	30,000	7,104	9/17/58	(500 bp) — Monthly	(7,751)
	CMBX NA BBB-.10 Index	(18,029)	64,000	7,130	11/17/59	(300 bp) — Monthly	(10,937)
	CMBX NA BBB-.10 Index	(8,576)	52,000	5,793	11/17/59	(300 bp) — Monthly	(2,813)
	CMBX NA BBB-.10 Index	(13,109)	44,000	4,902	11/17/59	(300 bp) — Monthly	(8,233)
	CMBX NA BBB-.11 Index	(5,972)	19,000	1,518	11/18/54	(300 bp) — Monthly	(4,465)
	CMBX NA BBB-.11 Index	(2,829)	9,000	719	11/18/54	(300 bp) — Monthly	(2,115)
	CMBX NA BBB-.12 Index	(1,758)	45,000	4,023	8/17/61	(300 bp) — Monthly	2,238
	CMBX NA BBB-.14 Index	(549)	9,000	872	12/16/72	(300 bp) — Monthly	318
	CMBX NA BBB-.6 Index	(167,639)	629,363	153,628	5/11/63	(300 bp) — Monthly	(14,378)
	CMBX NA BBB-.7 Index	(499,810)	2,129,000	382,794	1/17/47	(300 bp) — Monthly	(118,258)
	CMBX NA BBB-.8 Index	(12,626)	91,000	11,830	10/17/57	(300 bp) — Monthly	(849)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	56,358	11/17/59	(500 bp) — Monthly	44,668
	CMBX NA BBB-.10 Index	(11,267)	52,000	5,793	11/17/59	(300 bp) — Monthly	(5,504)
	CMBX NA BBB-.7 Index	(20,241)	247,000	44,411	1/17/47	(300 bp) — Monthly	24,025
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(5,070)	48,265	3,910	5/11/63	(200 bp) — Monthly	(1,179)
	CMBX NA A.6 Index	(778)	7,425	601	5/11/63	(200 bp) — Monthly	(179)
	CMBX NA A.6 Index	(291)	2,785	226	5/11/63	(200 bp) — Monthly	(66)
	CMBX NA A.6 Index	(98)	928	75	5/11/63	(200 bp) — Monthly	(23)
	CMBX NA A.6 Index	(86)	928	75	5/11/63	(200 bp) — Monthly	(11)
	CMBX NA A.6 Index	(96)	928	75	5/11/63	(200 bp) — Monthly	(21)
	CMBX NA A.6 Index	(97)	928	75	5/11/63	(200 bp) — Monthly	(22)
	CMBX NA BB.10 Index	(31,705)	135,000	37,665	11/17/59	(500 bp) — Monthly	5,829
	CMBX NA BB.10 Index	(10,593)	101,000	28,179	11/17/59	(500 bp) — Monthly	17,488
	CMBX NA BB.7 Index	(15,485)	77,000	23,932	1/17/47	(500 bp) — Monthly	8,372
	CMBX NA BB.7 Index	(13,305)	69,000	21,445	1/17/47	(500 bp) — Monthly	8,073
	CMBX NA BB.7 Index	(404)	2,000	622	1/17/47	(500 bp) — Monthly	216
	CMBX NA BB.8 Index	(28,090)	77,305	27,219	10/17/57	(500 bp) — Monthly	(946)
	CMBX NA BB.8 Index	(26,693)	74,406	26,198	10/17/57	(500 bp) — Monthly	(567)
	CMBX NA BB.8 Index	(12,697)	34,787	12,249	10/17/57	(500 bp) — Monthly	(483)
	CMBX NA BB.8 Index	(16,314)	31,888	11,228	10/17/57	(500 bp) — Monthly	(5,117)
	CMBX NA BB.8 Index	(6,349)	17,394	6,124	10/17/57	(500 bp) — Monthly	(241)
	CMBX NA BB.9 Index	(156)	4,000	947	9/17/58	(500 bp) — Monthly	787
	CMBX NA BBB-.10 Index	(35,401)	210,000	23,394	11/17/59	(300 bp) — Monthly	(12,130)
	CMBX NA BBB-.10 Index	(18,186)	210,000	23,394	11/17/59	(300 bp) — Monthly	5,085
	CMBX NA BBB-.10 Index	(11,105)	90,000	10,026	11/17/59	(300 bp) — Monthly	(1,131)
	CMBX NA BBB-.10 Index	(11,288)	89,000	9,915	11/17/59	(300 bp) — Monthly	(1,425)
	CMBX NA BBB-.10 Index	(15,610)	66,000	7,352	11/17/59	(300 bp) — Monthly	(8,296)
	CMBX NA BBB-.10 Index	(13,896)	57,000	6,350	11/17/59	(300 bp) — Monthly	(7,580)
	CMBX NA BBB-.10 Index	(5,991)	50,000	5,570	11/17/59	(300 bp) — Monthly	(450)
	CMBX NA BBB-.10 Index	(6,214)	49,000	5,459	11/17/59	(300 bp) — Monthly	(784)
	CMBX NA BBB-.10 Index	(7,117)	31,000	3,453	11/17/59	(300 bp) — Monthly	(3,682)
	CMBX NA BBB-.10 Index	(6,112)	28,000	3,119	11/17/59	(300 bp) — Monthly	(3,009)
	CMBX NA BBB-.10 Index	(2,182)	17,000	1,894	11/17/59	(300 bp) — Monthly	(298)
	CMBX NA BBB-.10 Index	(3,252)	15,000	1,671	11/17/59	(300 bp) — Monthly	(1,590)
	CMBX NA BBB-.10 Index	(3,027)	14,000	1,560	11/17/59	(300 bp) — Monthly	(1,476)
	CMBX NA BBB-.11 Index	(20,889)	66,000	5,273	11/18/54	(300 bp) — Monthly	(15,654)
	CMBX NA BBB-.11 Index	(11,860)	38,000	3,036	11/18/54	(300 bp) — Monthly	(8,846)
	CMBX NA BBB-.12 Index	(1,107)	20,000	1,788	8/17/61	(300 bp) — Monthly	669
	CMBX NA BBB-.13 Index	(7,765)	126,000	12,020	12/16/72	(300 bp) — Monthly	4,181
	CMBX NA BBB-.7 Index	(5,502)	54,000	9,709	1/17/47	(300 bp) — Monthly	4,176
	CMBX NA BBB-.7 Index	(5,016)	79,000	14,204	1/17/47	(300 bp) — Monthly	9,142
	CMBX NA BBB-.8 Index	(18,651)	147,000	19,110	10/17/57	(300 bp) — Monthly	374
	CMBX NA BBB-.8 Index	(18,697)	147,000	19,110	10/17/57	(300 bp) — Monthly	328
	CMBX NA BBB-.8 Index	(15,120)	97,000	12,610	10/17/57	(300 bp) — Monthly	(2,567)
	CMBX NA BBB-.8 Index	(13,168)	92,000	11,960	10/17/57	(300 bp) — Monthly	(1,261)
	CMBX NA BBB-.8 Index	(7,595)	56,000	7,280	10/17/57	(300 bp) — Monthly	(348)
	CMBX NA BBB-.8 Index	(7,630)	56,000	7,280	10/17/57	(300 bp) — Monthly	(383)
	CMBX NA BBB-.8 Index	(5,156)	33,000	4,290	10/17/57	(300 bp) — Monthly	(886)
	CMBX NA BBB-.8 Index	(4,958)	32,000	4,160	10/17/57	(300 bp) — Monthly	(817)
	CMBX NA BBB-.8 Index	(2,944)	19,000	2,470	10/17/57	(300 bp) — Monthly	(485)
	CMBX NA BBB-.8 Index	(2,956)	19,000	2,470	10/17/57	(300 bp) — Monthly	(497)
	CMBX NA BBB-.8 Index	(1,565)	10,000	1,300	10/17/57	(300 bp) — Monthly	(273)

Upfront premium received		—			Unrealized appreciation		770,740

Upfront premium (paid)		(2,617,819)			Unrealized (depreciation)		(514,137)

	Total	$(2,617,819)				Total	$256,603
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $161,015,948.
(NON)	This security is non-income-producing.
Affiliated company. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
Short-term investments
	Putnam Short Term Investment Fund**	$27,865,699	$2,339,027	$30,204,726	$1,757	$—

	Total Short-term investments	$27,865,699	$2,339,027	$30,204,726	$1,757	$—
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $371,775.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,562,352.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $586,583.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,919,799.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $121,677,469 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $30,533,440 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,592,666 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,562,352 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$97,754	$554	$—
Energy	45,792	—	—
Utilities and power	—	13,272	—

Total common stocks	143,546	13,826	—
Asset-backed securities	—	493,763	—
Convertible bonds and notes	—	9,564,343	—
Corporate bonds and notes	—	28,309,590	—
Foreign government and agency bonds and notes	—	14,844,253	—
Mortgage-backed securities	—	68,575,981	—
Purchased options outstanding	—	25	—
Purchased swap options outstanding	—	4,155,510	—
Senior loans	—	2,622,543	—
U.S. government and agency mortgage obligations	—	130,758,366	—
U.S. treasury obligations	—	132,936	—
Short-term investments	780,000	44,124,931	—

Totals by level	$923,546	$303,596,067	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(488,225)	$—
Futures contracts	980,883	—	—
Written options outstanding	—	(568,325)	—
Written swap options outstanding	—	(6,865,349)	—
Forward premium swap option contracts	—	(1,233,651)	—
TBA sale commitments	—	(126,606,946)	—
Interest rate swap contracts	—	2,902,379	—
Total return swap contracts	—	(96,118)	—
Credit default contracts	—	(4,561,497)	—

Totals by level	$980,883	$(137,517,732)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$18,800,000
Purchased swap option contracts (contract amount)	$701,900,000
Written TBA commitment option contracts (contract amount)	$18,800,000
Written swap option contracts (contract amount)	$678,900,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$95,000,000
Centrally cleared interest rate swap contracts (notional)	$313,200,000
OTC total return swap contracts (notional)	$1,700,000
OTC credit default contracts (notional)	$46,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com